15. Income Taxes (Details - Reconciliation of tax)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Statutory rate	(21.00%)	(21.00%)
Change in valuation allowance	23.70%	24.50%
State income taxes (net of federal tax benefit)	(3.50%)	(3.50%)
Permanent differences (primarily gain from bargain purchase)	0.80%	0.00%
Effective rate	0.00%	0.00%